Summary of Significant Accounting Policies (Details) - Schedule of calculation of basic and diluted net income (loss) per common share - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Class A Common Stock
Numerator:
Allocation of net income					$ 5,593,607	$ 4,718,886
Denominator:
Basic and diluted weighted average shares outstanding					15,737,185	12,860,378
Basic net loss per share	$ (0.18)	$ 0.11	$ (0.17)	$ 0.32	$ 0.36	$ 0.37
Class B Common Stock
Numerator:
Allocation of net income					$ 1,599,663	$ 1,663,991
Denominator:
Basic and diluted weighted average shares outstanding					4,500,528	4,534,875
Basic net loss per share	$ (0.18)	$ 0.11	$ (0.17)	$ 0.32	$ 0.36	$ 0.37